Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 18 — INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income tax expense	225	98	136
Income tax payable	246	127	136

The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Delixy Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

British Virgin Islands

Delixy International Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Delixy Energy Pte Ltd is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income/(loss) before income taxes for the financial years ended December 31, 2023, 2024 and 2025 are as follows:

	Financial Years ended December 31,
	2023		2024		2025
	US$’000		US$’000	Effective Tax rate	US$’000	Effective Tax rate
Income/(loss) before tax	1,377		1,126		(4,327)

Tax at Singapore statutory rate of 17%	234	17.00%	191	17.00%	(736)	17.00%
Non-deductible expenditure	4	0.29%	2	0.18%	910	(21.03)%
Income not subject to tax	—	—	(30)	(2.66)%	—	—
Effect of foreign tax rates	—	—	—	—	(3)	0.07%
Over provision in prior years	—	—	(24)	(2.13)%	—	—
Tax rebate	—	—	(28)	(2.49)%	(22)	0.51%
Others	(13)	(0.94)%	(13)	(1.15)%	(13)	0.30%
Total	225	(16.35)%	98	8.75%	136	(3.15)%

As announced in Budget 2025, to provide support for companies’ cash flow needs, a CIT Rebate of 50% of the corporate tax payable will be granted to all taxpaying companies, whether tax resident or not, for YA 2025. Active companies that have employed at least one local employee in 2024 (referred to as “local employee condition”) will receive a minimum benefit of S$2,000 in the form of a CIT Rebate Cash Grant. The total maximum benefits of CIT Rebate and CIT Rebate Cash Grant that a company may receive is S$40,000.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2023, 2024 and 2025 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.